Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
ASSETS
Cash and equivalents	$ 3,149	$ 3,275
Receivables, less allowances of $114 in 2014 and $103 in 2013	5,019	4,808
Inventories	2,057	1,895
Other current assets	642	1,021
Total current assets	10,867	10,999
Property, plant and equipment, net	3,802	3,605
Other assets
Goodwill	7,182	7,509
Other intangible assets	1,689	1,672
Other	637	926
Total other assets	9,508	10,107
Total assets	24,177	24,711
LIABILITIES AND EQUITY
Short-term borrowings and current maturities of long-term debt	2,465	1,587
Accounts payable	2,951	2,725
Accrued expenses	2,876	3,184
Income taxes	162	129
Total current liabilities	8,454	7,625
Long-term debt	3,559	4,055
Other liabilities	1,997	2,313
Equity
Common stock, $0.50 par value per share; authorized, 1,200,000,000 shares; issued, 953,354,012 shares; outstanding, 696,605,222 shares in 2014 and 706,660,259 shares in 2013	477	477
Additional paid-in capital	161	352
Retained earnings	19,867	18,930
Accumulated other comprehensive income (loss)	(575)	(189)
Common stockholders' equity before treasury stock	19,930	19,570
Less: Cost of common stock in treasury, 256,748,790 shares in 2014 and 246,693,753 shares in 2013	9,811	8,985
Common stockholders' equity	10,119	10,585
Noncontrolling interests in subsidiaries	48	133
Total equity	10,167	10,718
Total liabilities and equity	$ 24,177	$ 24,711